Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Loss for the period	$ (238,269)	$ (226,905)	$ (183,718)
Less: net loss attributable to non-controlling interest	(37)	(40)	(36)
Loss attributable to Equity of the Company	$ (238,232)	$ (226,865)	$ (183,682)
Denominator
Weighted average number of shares for basic EPS (in shares)	200,349,548	193,835,475	160,697,588
Weighted average number of shares for diluted EPS (in shares)	200,349,548	193,835,475	160,697,588
Loss per share - basic (in dollars per share)	$ (1.19)	$ (1.17)	$ (1.14)
Loss per share - diluted (in dollars per share)	$ (1.19)	$ (1.17)	$ (1.14)
Share Options (in shares)	1,874,830	2,070,033	5,252,152